FINANCIAL INSTRUMENTS - Fair Value Level Disclosure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets disclosed at fair value
Marketable securities	$ 266.4	$ 205.0
U.S. Treasury bonds	24.9	49.9
Total assets measured at fair value	19,468.2	19,495.4
Liabilities disclosed at fair value
Total liabilities measured at fair value	25,150.9	25,920.0
Level 2
Liabilities disclosed at fair value
Total liabilities measured at fair value	25,150.9	25,920.0
Level 3
Assets disclosed at fair value
Total assets measured at fair value	19,468.2	19,495.4
Recurring
Assets disclosed at fair value
Mutual funds	23.2	26.0
Corporate bonds	491.5	489.2
Marketable securities	266.4	205.0
U.S. Treasury bonds	24.9	49.9
Derivative instruments	3.8	16.0
Total assets measured at fair value	809.8	786.1
Liabilities disclosed at fair value
Derivative instruments	0.3	3.8
Total liabilities measured at fair value	0.3	3.8
Recurring | Level 1
Assets disclosed at fair value
Mutual funds	23.2	26.0
Marketable securities	25.0	10.1
U.S. Treasury bonds	24.9	49.9
Total assets measured at fair value	73.1	86.0
Recurring | Level 2
Assets disclosed at fair value
Corporate bonds	491.5	489.2
Marketable securities	241.4	194.9
Derivative instruments	3.8	16.0
Total assets measured at fair value	736.7	700.1
Liabilities disclosed at fair value
Derivative instruments	0.3	3.8
Total liabilities measured at fair value	$ 0.3	$ 3.8